FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification, Footnotes (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	$ 65,191	$ 61,698
Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	$ 21,520	$ 20,760